ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Equity, Adjusted Balance, Total					$ 13,490
Balance as	$ 16,275	$ 13,607	$ 14,668	$ 13,474
Other comprehensive income (loss)	28	(1,049)	106	(1,017)
Other items	8		173	0
Balance as	16,233	12,276	16,233	12,276
Current tax expense (income)	62	46	125	216
Chilean electricity transmission operation [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) through appropriation of retained earnings, equity			641
Current tax expense (income)			127
Limited Partners 1 [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Equity, Adjusted Balance, Total					4,971
Balance as	4,633	4,977	4,513	4,967
Other comprehensive income (loss)	(13)	(363)	(10)	(347)
Other items	7		304
Balance as	4,521	4,545	4,521	4,545
Limited Partners 1 [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Equity, Adjusted Balance, Total					864
Balance as	238	430	209	864
Other comprehensive income (loss)	(13)	(363)	(10)	(347)
Other items	0		26	(450)
Balance as	225	67	225	67
Limited Partners 1 [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			667	976
Other comprehensive income (loss)			0	0
Other items			0	(450)
Balance as	667	526	667	526
Limited Partners 1 [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			(1,336)	(835)
Other comprehensive income (loss)			30	(380)
Other items			20	0
Balance as	(1,286)	(1,215)	(1,286)	(1,215)
Limited Partners 1 [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			95	28
Other comprehensive income (loss)			(21)	34
Other items			6	0
Balance as	80	62	80	62
Limited Partners 1 [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			(96)	(26)
Other comprehensive income (loss)			13	(37)
Other items			0	0
Balance as	(83)	(63)	(83)	(63)
Limited Partners 1 [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			(33)	0
Other comprehensive income (loss)			21	(8)
Other items			0	0
Balance as	(12)	(8)	(12)	(8)
Limited Partners 1 [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			(18)	(27)
Other comprehensive income (loss)			(2)	0
Other items			0	0
Balance as	(20)	(27)	(20)	(27)
Limited Partners 1 [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			930	748
Other comprehensive income (loss)			(51)	44
Other items			0	0
Balance as	879	792	879	792
General Partner 1 [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Equity, Adjusted Balance, Total					25
Balance as	22	25	22	25
Other comprehensive income (loss)	0	(2)		(2)
Balance as	23	22	23	22
General Partner 1 [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	3	3	3	6
Other comprehensive income (loss)	0	(2)		(2)
Other items	0		0	(3)
Balance as	3	1	3	1
General Partner 1 [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			5	7
Other comprehensive income (loss)				0
Other items			0	(3)
Balance as	5	4	5	4
General Partner 1 [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			(9)	(6)
Other comprehensive income (loss)				(2)
Other items			0	0
Balance as	(9)	(8)	(9)	(8)
General Partner 1 [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			2	1
Other comprehensive income (loss)				0
Other items			0	0
Balance as	2	1	2	1
General Partner 1 [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			0	0
Other comprehensive income (loss)				0
Other items			0	0
Balance as	0	0	0	0
General Partner 1 [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			0	0
Other comprehensive income (loss)				0
Other items			0	0
Balance as	0	0	0	0
General Partner 1 [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			0	0
Other comprehensive income (loss)				0
Other items			0	0
Balance as	0	0	0	0
General Partner 1 [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			5	4
Other comprehensive income (loss)				0
Other items			0	0
Balance as	5	4	5	4
Non-controlling Interest - Redeemable Partnership Units [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Equity, Adjusted Balance, Total					2,014
Balance as	1,863	2,014	1,823	2,012
Other comprehensive income (loss)	(5)	(152)	(4)	(147)
Other items	2		106
Balance as	1,815	1,832	1,815	1,832
Non-controlling Interest - Redeemable Partnership Units [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Equity, Adjusted Balance, Total					$ 387
Balance as	125	204	112	387
Other comprehensive income (loss)	(5)	(152)	(4)	(147)
Other items	0		12	(188)
Balance as	120	52	120	52
Non-controlling Interest - Redeemable Partnership Units [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			296	425
Other comprehensive income (loss)			0	0
Other items			0	(188)
Balance as	296	237	296	237
Non-controlling Interest - Redeemable Partnership Units [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			(552)	(339)
Other comprehensive income (loss)			12	(159)
Other items			9	0
Balance as	(531)	(498)	(531)	(498)
Non-controlling Interest - Redeemable Partnership Units [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			40	11
Other comprehensive income (loss)			(8)	13
Other items			3	0
Balance as	35	24	35	24
Non-controlling Interest - Redeemable Partnership Units [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			(43)	(14)
Other comprehensive income (loss)			6	(16)
Other items			0	0
Balance as	(37)	(30)	(37)	(30)
Non-controlling Interest - Redeemable Partnership Units [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			(16)	(2)
Other comprehensive income (loss)			8	(4)
Other items			0	0
Balance as	(8)	(6)	(8)	(6)
Non-controlling Interest - Redeemable Partnership Units [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			(4)	(8)
Other comprehensive income (loss)			(1)	0
Other items			0	0
Balance as	(5)	(8)	(5)	(8)
Non-controlling Interest - Redeemable Partnership Units [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			391	314
Other comprehensive income (loss)			(21)	19
Other items			0	0
Balance as	370	$ 333	370	$ 333
Non-controlling Interest - Exchange LP Units, equity [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	23
Other items	(1)		(48)
Balance as	21		21
Non-controlling Interest - Exchange LP Units, equity [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			4
Other comprehensive income (loss)			0
Balance as	4		4
Non-controlling Interest - Exchange LP Units, equity [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			2
Other comprehensive income (loss)			0
Balance as	2		2
Non-controlling Interest - Exchange LP Units, equity [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			1
Other comprehensive income (loss)			0
Balance as	1		1
Non-controlling Interest - Exchange LP Units, equity [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			0
Other comprehensive income (loss)			0
Balance as	0		0
Non-controlling Interest - Exchange LP Units, equity [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			(1)
Other comprehensive income (loss)			0
Balance as	(1)		(1)
Non-controlling Interest - Exchange LP Units, equity [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			0
Other comprehensive income (loss)			0
Balance as	0		0
Non-controlling Interest - Exchange LP Units, equity [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			0
Other comprehensive income (loss)			0
Balance as	0		0
Non-controlling Interest - Exchange LP Units, equity [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			2
Other comprehensive income (loss)			0
Balance as	$ 2		$ 2